EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of basic and diluted profit (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Earnings Per Share [Abstract]
Profit (loss)	$ 13,674	$ 15,996	$ 37,746
Weighted average shares outstanding (in shares)	648,676,119	642,007,692	636,268,929
Basic profit per share (in usd per share)	$ 0.021	$ 0.025	$ 0.058
Weighted average diluted shares outstanding (in shares)	707,141,263	701,151,525	682,737,280
Diluted profit per share (in usd per share)	$ 0.019	$ 0.023	$ 0.055